Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (48,149)	$ (65,171)	$ (276,595)	$ (70,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Reduction in the carrying amount of ROU assets	2,289	1,094	4,718	2,572
Depreciation and amortization	3,695	2,173	11,153	6,469
Stock-based compensation	16,485	45,519	173,989	1,903
Compensation expense related to secondary sale			0	3,736
Amortization of debt issuance costs	84	0	337	306
Non-cash interest expense	0	84	0	13,097
Change in fair value of warrant liability	(14,700)	(88)	1,239	411
Accretion expense	43	0	195	87
Revaluation of warrant liability to estimated fair value			1,239	698
Expenses related to invoices in dispute	0	624	0	624
Loss on disposal of property and equipment and inventory			1,896	16
Loss on disposal of research and development equipment			0	116
Loss on disposal of property and equipment and inventory	326	0
Other	0	120	0	281
Changes in operating assets and liabilities:
Accounts receivable	7,450	244	(6,436)	3,986
Inventory	372	582	2,844	1,859
Prepaid expenses and other current assets	(743)	(4,793)	(11,154)	169
Prepaid partnership costs	(845)	349	(2,245)	(4,752)
Operating lease right-of-use asset	(13,703)	(4,657)	(30,112)	(20,502)
Other non-current assets	(1)	(216)	6	(7)
Accounts payable	13,666	4,906	12,626	(13,275)
Due to related party	(1)	143	(91)	44
Accrued expenses and other current liabilities	(13,225)	(4,709)	(3,379)	3,984
Accrued interest	(1,294)	(1,399)
Accrued interest			(132)	718
Deferred revenue	(1,959)	(476)	825	(629)
Lease incentive liability	22	(5)	(44)	(48)
Operating lease liability	12,486	3,960	25,744	16,081
Other noncurrent liabilities	3,365	(18)	1,350	(4,258)
Contingent liability	500	0
Net cash used in operating activities	(33,837)	(21,734)	(93,266)	(57,280)
Cash flows from investing activities
Purchase of property and equipment	(17,384)	(3,572)	(56,480)	(16,905)
Capitalization of internal-use software	(1,611)	(14)	(626)	(348)
Lease incentives received			0	605
Cash paid for acquisition of 2Predict			(200)	0
Disposal of property and equipment	0	179
Net cash used in investing activities	(18,995)	(3,407)	(57,306)	(16,648)
Cash flows from financing activities
Due from employees for taxes paid on partial recourse notes	0	(8,340)
Proceeds from issuance of Series D-1 convertible notes		28,721
Payments of long term debt	(4,083)	0
Payment of issuance costs related to Series D and D-1 preferred stock		(1,290)
Due from employees for taxes paid on partial recourse notes			(8,341)	(1,019)
Proceeds from issuance of Series D Preferred Stock			28,721	69,194
Proceeds from issuance of Series D-1 convertible notes				20,550
Proceeds from issuance of Series D-1 convertible notes - related party				9,600
Proceeds from issuance of long term debt				24,694
Payments of long term debt			(8,167)	0
Proceeds from PPP loan				3,193
Payment of PPP Loan			(3,195)
Proceeds from exercise of stock options	159	864	1,497	104
Payment of issuance costs related to Series D and D-1 Preferred Stock			(1,290)	(3,784)
Payment of debt issuance costs			0	(662)
Proceeds from financing activity	0	0	0	446
Payment of financing activity principal			(620)	(340)
Proceeds from Reverse Recapitalization and PIPE Financing			350,146
Proceeds from exercise of common stock warrants - related party			2	0
Proceeds from refunds of transaction costs related to Reverse Recapitalization			4,108	0
Payment of transaction costs related to Reverse Recapitalization			(9,048)
Payment of financing activity principal	(184)	(145)
Net cash provided by financing activities	(4,108)	19,810	353,813	121,976
Effect of exchange rate changes on cash and cash equivalents	88	0	213	0
Net increase in cash and cash equivalents	(56,852)	(5,331)	203,454	48,048
Cash and cash equivalents, beginning of period	262,260	58,806	58,806	10,758
Cash and cash equivalents, end of period	205,408	53,475	262,260	58,806
Supplemental disclosures of cash flow information
Cash paid for interest	2,523	1,504	6,534	4,275
Cash paid for taxes			0	9
Non-cash investing and financing activities
Purchases of property and equipment not yet settled	18,167	5,281	3,657	4,813
Conversion of redeemable convertible Preferred Stock into common stock in connection with the Reverse Recapitalization			210,030
Initial recognition of operating lease right-of-use asset	13,989	4,835	30,612	21,461
Initial recognition of operating lease liability	$ 13,511	$ 4,471	29,036	18,077
Class B common stock warrants issued in satisfaction of services rendered				749
Forfeiture of shares to settle promissory notes collateralized to common stock			9,359	0
Cashless exercise of Legacy Volta Preferred Stock Warrants			1,944
Common stock issued for acquisition of 2Predict			1,220	0
Issuance of Series D-1 Preferred Stock in satisfaction of debt and other liabilities			0	42,021
Secondary sales of common stock pledged against partial recourse notes - related party			$ 0	$ 3,736